Leases (Details) - Summary of Maturity Analysis For Lease Liabilities $ in Thousands	Jun. 30, 2023 USD ($)
Leases (Details) - Summary of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 123,025
Later than one year [member]
Leases (Details) - Summary of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	11,961
One to five years [Member]
Leases (Details) - Summary of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	41,257
Thereafter [Member]
Leases (Details) - Summary of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 69,807